Sohu.com Limited Shareholders' Equity (Sogou Inc. Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Activity) (Details) - Sogou [Member] - Sogou 2017 Share Incentive Plan [Member]
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance	0
Number of Shares, Granted	767
Number of Shares, Exercised	0
Number of Shares, Forfeited or expired	(37)
Number of Shares, Outstanding, Ending balance	730
Number of Shares, Vested and expected to vest thereafter, Ending balance	544
Number of Shares, Exercisable, Ending balance	0
Weighted Average Exercise Price, Granted | $ / shares	$ 0.001
Weighted Average Exercise Price, Forfeited or expired | $ / shares	0.001
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	0.001
Weighted Average Exercise Price, Vested and expected to vest thereafter, Ending balance | $ / shares	$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance	9 years 6 months 25 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest thereafter, Ending balance	9 years 6 months 25 days
Aggregate Intrinsic Value, Outstanding, Ending balance | $	$ 3,829	[1]
Aggregate Intrinsic Value, Vested and expected to vest thereafter, Ending balance | $	$ 2,857	[1]
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price | $ / shares	$ 5.25

[1]	The aggregate intrinsic value in the preceding table represents the difference between Sogou's closing price of $5.25 per Class A Ordinary Share on December 31, 2018 and the exercise price of the options.